Parent-Only Financial Statements (Details) - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) - Parent [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net revenues
Operating expenses:
Selling and marketing expenses						980
General and administrative expenses			471,664	66,594	5,822,906	306,775
Total operating expenses			471,664	66,594	5,822,906	307,755
Loss from operations			(471,664)	(66,594)	(5,822,906)	(307,755)
Finance income			110,971	15,668	66,144
Investment income					53,809
Income (loss) from investment in subsidiaries			(252,463,079)	(35,645,033)	36,821,839	(174,636,729)
Net income (loss) attributable to Nano Labs Ltd			(252,823,772)	(35,695,959)	31,118,886	(174,944,484)
Net income (loss)	¥ (59,145,670)	¥ (134,319,481)	(252,823,772)	(35,695,959)	31,118,886	(174,944,484)
Other comprehensive income (loss)
Foreign currency translation adjustment			155,229	21,917	4,566,656	(2,467,327)
Total comprehensive income (loss) attributable to Nano Labs Ltd			¥ (252,668,543)	$ (35,674,042)	¥ 35,685,542	¥ (177,411,811)